Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Numerator for earnings per share calculation:
Loss from continuing operations	$ (27,463)	$ (20,950)	$ (25,502)
Loss from discontinued operations, net of income taxes	$ (2,340)	$ (699)	$ (542)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Dilutive securitites, including restricted share grants	0	0	0
Diluted weighted average shares outstanding	58,041,907	57,949,815	57,723,353
Loss per share - basic and diluted:
Loss from continuing operations	$ (0.47)	$ (0.36)	$ (0.44)
Loss from discontinued operations, net of income taxes	$ (0.04)	$ (0.01)	$ (0.01)
Net loss	$ (0.51)	$ (0.37)	$ (0.45)
Antidilutive Securities Excluded From Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	25,424	84,181	299,560